Financial Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Summary of Sensitivity Analysis Change in Interest Rates
The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of financial assets affected. With all other variables held constant, the Company’s profit or loss before tax/equity is affected through the impact on floating rate borrowings, as follows:

	Increase/(decrease) in basis points	Increase/(decrease) on profit before tax/Equity
2021
Euro	100	(380)
Euro	(100)	380
U.S. Dollar	100	(150)
U.S. Dollar	(100)	150
2022
Euro	100	(1,517)
Euro	(100)	1,517
U.S. Dollar	100	(2,867)
U.S. Dollar	(100)	2,867

Summary of Change in Foreign Exchange Rate	The table shows the effect on the Group’s profit or loss before tax (due to changes in the value of monetary assets and liabilities). The Group’s exposure to foreign currency changes for all other currencies is not material. There is no impact to equity other than to accumulated deficit and no impact to other comprehensive income.

	Effect on profit / (loss) before tax
Change in foreign exchange rate against Euro	10% depreciation	10% appreciation
2021
British Pound Sterling	(9)	15
Canadian Dollar	—	1
Japanese Yen	(1)	1
U.S. Dollar	(1,360)	1,843
2022
British Pound Sterling	(55)	67
Japanese Yen	34	(41)
U.S. Dollar	(24,361)	29,775

Summary of Change in Share Prices and Profit or Loss Before Tax/Equity on Market Prices
The following table demonstrates the sensitivity to a reasonably possible change in share prices on that portion of financial liabilities affected, being the key input. Volatility in the price of the Ordinary Shares has no material impact on the fair value of the financial liabilities. With all other variables held constant, including the expected volatility in the price of the Ordinary Shares on Nasdaq, the Company’s profit or loss before tax/equity is affected through the impact on market prices, as follows:

	% Increase / (decrease) in share price (NAMS / NAMSW)	Increase/ (decrease) in profit or loss before tax/ equity
2022
Derivative warrant liabilities (under NAMSW)	15	(583)
Derivative warrant liabilities (under NAMSW)	(15)	583
Derivative earnout liability (under NAMS)	15	(1,058)
Derivative earnout liability (under NAMS)	(15)	1,058

Summary of Maturity Profile of Group Financial Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to foreign currency are included at the exchange rates applicable as at June 30, 2023.

	On demand	Less than 3 months	3—12 months	More than 1 year	Total
As at June 30, 2023
Trade and other payables	—	17,903	—	—	17,903
Share based payment liabilities	2,763	43	130	15	2,951

	On demand	Less than 3 months	3—12 months	More than 1 year	Total
Lease liability	—	15	48	24	87
Derivative warrant liabilities	7,727	—	—	—	7,727
Derivative earnout liability	—	—	—	7,553	7,553

Total financial liabilities	10,490	17,961	178	7,592	36,221

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Amounts disclosed are based on spot rates at the reporting date. Payments related to foreign currency are included at the exchange rates applicable as at December 31, 2022 and 2021.

	On demand	Less than 3 months	3—12 months	More than 1 year	Total
At December 31, 2021
Trade and other payables	—	5,715	880	—	6,595
Value added tax payable	—	2,774	—	—	2,774
Share based payment liabilities	458	—	—	—	458
Lease liability	—	13	40	111	164

Total financial liabilities	458	8,502	920	111	9,991

	On demand	Less than 3 months	3—12 months	More than 1 year	Total
At December 31, 2022
Trade and other payables	—	16,448	92	28	16,568
Share based payment liabilities	1,935	—	—	—	1,935
Lease liability	—	15	63	40	118
Derivative warrant liabilities	3,888	—	—	—	3,888
Derivative earnout liability	—	—	—	7,053	7,053

Total financial liabilities	5,823	16,463	155	7,121	29,562